Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

13.           Income Taxes

The components of income tax expense (benefit) are summarized as follows:

	2012	2011
Federal-
Current	$3,089,047	$1,238,594
Deferred	(1,415,505)	(79,149)
	1,673,542	1,159,445
State-
Current	675,260	271,372
Deferred	(376,837)	(139,686)
	298,423	131,686
	$1,971,965	$1,291,131

A comparison of income tax expense at the Federal statutory rate in 2012 and 2011 to the Company’s provision for income taxes is as follows:

	2012	2011

Federal income tax	$2,391,039	$1,775,675
Add (deduct) effect of:
State income taxes net of federal income tax effect	196,959	86,913
Tax-exempt interest income	(570,292)	(507,294)
Bank-owned life insurance	(152,158)	(137,475)
Other items, net	106,417	73,312
Provision for income taxes	$1,971,965	$1,291,131

The tax effects of existing temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	2012	2011
Deferred tax assets (liabilities):
Write-downs and expenses of OREO	$1,443,644	$523,763
Allowance for loan losses	2,856,194	2,210,460
Unrealized gain on securities available for sale	(571,763)	(788,221)
SERP Liability	1,737,663	1,508,758
Other than temporary impairment loss	302,651	294,007
Depreciation	334,896	320,479
Nonaccrual interest	144,742	134,661
FAS 158 pension liability	65,493	70,668
Other	13,182	48,502
Net deferred tax assets	$6,326,702	$4,323,077

Based upon the current facts, management has determined that it is more likely than not that there will be sufficient taxable income in future years to realize the deferred tax assets.  However, there can be no assurances about the level of future earnings.